Distribution Date:	01/10/25	COMM 2015-CCRE23 Mortgage Trust
Determination Date:	01/06/25
Next Distribution Date:	02/12/25
Record Date:	12/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Current Mortgage Loan and Property Stratification	9-13		partnership
			Steve Luther		Steve.Luther@mountstreet.com;
Mortgage Loan Detail (Part 1)	14-16				Special.servicing@mountstreet.com
Mortgage Loan Detail (Part 2)	17-19		2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Principal Prepayment Detail	20	Operating Advisor	Pentalpha Surveillance LLC
Historical Detail	21		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
Specially Serviced Loan Detail - Part 1	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29	Controlling Class	Deer Park Road Management Company, LP
		Representative
Supplemental Notes	30
			KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593AAW5	1.536000%	53,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593AAX3	2.852000%	168,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593AAY1	3.257000%	85,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12593AAZ8	3.230000%	270,000,000.00	68,257,613.33	68,257,613.33	183,726.74	0.00	0.00	68,441,340.07	0.00	0.00%	30.00%
A-4	12593ABA2	3.497000%	381,594,000.00	381,594,000.00	233,342,339.36	1,112,028.51	0.00	0.00	234,454,367.87	148,251,660.64	72.07%	30.00%
A-M	12593ABC8	3.801000%	101,016,000.00	101,016,000.00	0.00	319,968.18	0.00	0.00	319,968.18	101,016,000.00	53.04%	22.63%
B	12593ABD6	4.183000%	92,797,000.00	92,797,000.00	0.00	323,474.88	0.00	0.00	323,474.88	92,797,000.00	35.55%	15.85%
C	12593ABE4	4.294478%	61,295,000.00	61,295,000.00	0.00	219,358.34	0.00	0.00	219,358.34	61,295,000.00	24.01%	11.38%
D	12593ABF1	4.294478%	58,212,000.00	58,212,000.00	0.00	208,325.11	0.00	0.00	208,325.11	58,212,000.00	13.04%	7.13%
E	12593AAJ4	3.234000%	27,394,000.00	27,394,000.00	0.00	73,826.83	0.00	0.00	73,826.83	27,394,000.00	7.88%	5.13%
F*	12593AAL9	4.294478%	29,107,000.00	29,107,000.00	0.00	41,385.80	0.00	0.00	41,385.80	29,107,000.00	2.39%	3.00%
G	12593AAN5	4.294478%	41,091,186.00	12,704,871.72	0.00	0.00	0.00	0.00	0.00	12,704,871.72	0.00%	0.00%
CM-A	12593AAE5	2.918000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.38%
CM-B	12593ABL8	0.000000%	84,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	69.63%
CM-C	12593ABN4	0.000000%	87,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.13%
CM-D	12593ABQ7	0.000000%	121,483,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.87%
CM-E	12593ABS3	0.000000%	61,636,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12593AAQ8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593AAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593AAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,758,206,186.03	832,377,485.05	301,599,952.69	2,482,094.39	0.00	0.00	304,082,047.08	530,777,532.36

X-A	12593ABB0	0.774815%	1,059,810,000.00	550,867,613.33	0.00	355,683.80	0.00	0.00	355,683.80	249,267,660.64

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-B	12593AAA3	0.067134%	154,092,000.00	154,092,000.00	0.00	8,620.66	0.00	0.00	8,620.66	154,092,000.00
X-C	12593AAC9	0.000000%	58,212,000.00	58,212,000.00	0.00	0.00	0.00	0.00	0.00	58,212,000.00
X-D	12593AAG0	1.060478%	27,394,000.00	27,394,000.00	0.00	24,208.94	0.00	0.00	24,208.94	27,394,000.00
CM-X-CP	12593ABG9	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	12593ABJ3	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,366,508,000.00	790,565,613.33	0.00	388,513.40	0.00	0.00	388,513.40	488,965,660.64

Deal Distribution Total					301,599,952.69	2,870,607.79	0.00	0.00	304,470,560.48

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593AAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593AAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12593AAZ8	252.80597530	252.80597530	0.68046941	0.00000000	0.00000000	0.00000000	0.00000000	253.48644470	0.00000000
A-4	12593ABA2	1,000.00000000	611.49373250	2.91416665	0.00000000	0.00000000	0.00000000	0.00000000	614.40789915	388.50626750
A-M	12593ABC8	1,000.00000000	0.00000000	3.16750000	0.00000000	0.00000000	0.00000000	0.00000000	3.16750000	1,000.00000000
B	12593ABD6	1,000.00000000	0.00000000	3.48583338	0.00000000	0.00000000	0.00000000	0.00000000	3.48583338	1,000.00000000
C	12593ABE4	1,000.00000000	0.00000000	3.57873138	0.00000000	0.00000000	0.00000000	0.00000000	3.57873138	1,000.00000000
D	12593ABF1	1,000.00000000	0.00000000	3.57873136	0.00000000	0.00000000	0.00000000	0.00000000	3.57873136	1,000.00000000
E	12593AAJ4	1,000.00000000	0.00000000	2.69500000	0.00000000	0.00000000	0.00000000	0.00000000	2.69500000	1,000.00000000
F	12593AAL9	1,000.00000000	0.00000000	1.42185041	2.15688116	5.53552754	0.00000000	0.00000000	1.42185041	1,000.00000000
G	12593AAN5	309.18727242	0.00000000	0.00000000	1.10649812	111.39311676	0.00000000	0.00000000	0.00000000	309.18727242
CM-A	12593AAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-B	12593ABL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-C	12593ABN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-D	12593ABQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-E	12593ABS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12593AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593ABB0	519.77959571	0.00000000	0.33561091	0.00000000	0.00000000	0.00000000	0.00000000	0.33561091	235.20032896
X-B	12593AAA3	1,000.00000000	0.00000000	0.05594489	0.00000000	0.00000000	0.00000000	0.00000000	0.05594489	1,000.00000000
X-C	12593AAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593AAG0	1,000.00000000	0.00000000	0.88373147	0.00000000	0.00000000	0.00000000	0.00000000	0.88373147	1,000.00000000
CM-X-CP	12593ABG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-X-EXT	12593ABJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	12/01/24 - 12/30/24	30	0.00	183,726.74	0.00	183,726.74	0.00	0.00	0.00	183,726.74	0.00
A-4	12/01/24 - 12/30/24	30	0.00	1,112,028.51	0.00	1,112,028.51	0.00	0.00	0.00	1,112,028.51	0.00
X-A	12/01/24 - 12/30/24	30	0.00	355,683.80	0.00	355,683.80	0.00	0.00	0.00	355,683.80	0.00
X-B	12/01/24 - 12/30/24	30	0.00	8,620.66	0.00	8,620.66	0.00	0.00	0.00	8,620.66	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	12/01/24 - 12/30/24	30	0.00	24,208.94	0.00	24,208.94	0.00	0.00	0.00	24,208.94	0.00
A-M	12/01/24 - 12/30/24	30	0.00	319,968.18	0.00	319,968.18	0.00	0.00	0.00	319,968.18	0.00
B	12/01/24 - 12/30/24	30	0.00	323,474.88	0.00	323,474.88	0.00	0.00	0.00	323,474.88	0.00
C	12/01/24 - 12/30/24	30	0.00	219,358.34	0.00	219,358.34	0.00	0.00	0.00	219,358.34	0.00
D	12/01/24 - 12/30/24	30	0.00	208,325.11	0.00	208,325.11	0.00	0.00	0.00	208,325.11	0.00
E	12/01/24 - 12/30/24	30	0.00	73,826.83	0.00	73,826.83	0.00	0.00	0.00	73,826.83	0.00
F	12/01/24 - 12/30/24	30	98,342.26	104,166.14	0.00	104,166.14	62,780.34	0.00	0.00	41,385.80	161,122.60
G	12/01/24 - 12/30/24	30	4,531,807.96	45,467.32	0.00	45,467.32	45,467.32	0.00	0.00	0.00	4,577,275.28
CM-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-CP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			4,630,150.22	2,978,855.45	0.00	2,978,855.45	108,247.66	0.00	0.00	2,870,607.79	4,738,397.88

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	304,470,560.48	Beginning Reserve Account Balance	0.00
Pooled Available Funds	304,470,560.49	Deposit Amount	0.00
Non-Pooled Available Funds	0.00	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,089,913.22	Master Servicing Fee	10,559.11
Interest Reductions due to Nonrecoverability Determination	(89,109.97)	Certificate Administrator Fee	2,227.02
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	358.38
ARD Interest	0.00	Operating Advisor Fee	1,047.90
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,000,803.25	Total Fees	14,402.41

Principal		Expenses/Reimbursements
Scheduled Principal	141,662,528.09	Reimbursement for Interest on Advances	(446.13)
Unscheduled Principal Collections		ASER Amount	8,796.88
Principal Prepayments	159,937,424.60	Special Servicing Fees (Monthly)	8,801.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,301.51
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	301,599,952.69	Total Expenses/Reimbursements	19,454.14

		Interest Reserve Deposit	96,338.96

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,870,607.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	301,599,952.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	304,470,560.48
Total Funds Collected	304,600,755.94	Total Funds Distributed	304,600,755.99

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	832,377,485.05	832,377,485.05	Beginning Certificate Balance	832,377,485.05
(-) Scheduled Principal Collections	141,662,528.09	141,662,528.09	(-) Principal Distributions	301,599,952.69
(-) Unscheduled Principal Collections	159,937,424.60	159,937,424.60	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	530,777,532.36	530,777,532.36	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	834,186,272.49	834,186,272.49	Ending Certificate Balance	530,777,532.36
Ending Actual Collateral Balance	532,612,992.16	532,612,992.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	132,246,047.87	24.92%	3	4.4074	NAP	Defeased	14	132,246,047.87	24.92%	3	4.4074	NAP
7,499,999 or less	21	77,040,373.96	14.51%	3	4.4510	1.562029	1.39 or less	11	150,818,405.27	28.41%	3	4.4131	0.702536
7,500,000 to 14,999,999	9	90,151,523.68	16.98%	3	4.3731	1.797405	1.40 to 1.44	1	4,197,020.36	0.79%	4	4.1500	1.420000
15,000,000 to 24,999,999	7	131,321,410.76	24.74%	3	4.2147	1.420776	1.45 to 1.54	6	89,313,806.27	16.83%	3	4.3527	1.494747
25,000,000 to 49,999,999	3	100,018,176.09	18.84%	3	4.5995	1.359242	1.55 to 1.99	10	43,182,100.61	8.14%	3	4.4093	1.797235
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	8	64,113,187.55	12.08%	4	4.2863	2.263525
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.99	3	41,620,083.93	7.84%	3	4.5608	2.739661
Totals	54	530,777,532.36	100.00%	3	4.3964	1.517150	3.00 or greater	1	5,286,880.50	1.00%	2	4.5200	4.300000
							Totals	54	530,777,532.36	100.00%	3	4.3964	1.517150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	38	132,246,047.87	24.92%	3	4.4074	NAP
							Defeased	38	132,246,047.87	24.92%	3	4.4074	NAP
California	9	148,165,815.29	27.91%	3	4.4696	1.421902
							Industrial	1	2,734,082.61	0.52%	3	4.2300	1.900000
Colorado	1	1,968,871.73	0.37%	3	4.7100	1.520000
							Lodging	6	51,223,063.00	9.65%	3	4.7038	2.380318
Connecticut	1	3,750,000.00	0.71%	3	3.9315	2.540000
							Mixed Use	3	37,677,614.33	7.10%	4	4.2824	2.435820
Florida	3	11,708,859.48	2.21%	3	4.3574	2.736855
							Mobile Home Park	3	10,238,426.26	1.93%	3	4.1754	1.522476
Georgia	3	19,233,686.01	3.62%	1	4.3796	0.679479
							Multi-Family	11	79,179,342.82	14.92%	3	4.2612	1.573369
Illinois	11	20,525,421.00	3.87%	2	4.3881	0.613697
							Office	17	132,082,577.64	24.88%	3	4.3227	0.876540
Iowa	2	13,782,274.55	2.60%	3	4.8415	1.540000
							Retail	13	85,396,377.82	16.09%	3	4.5168	1.523083
Maryland	1	7,703,386.46	1.45%	1	4.5100	1.800000
							Totals	92	530,777,532.36	100.00%	3	4.3964	1.517150
Michigan	3	35,387,836.33	6.67%	4	4.1303	1.174447

Minnesota	3	2,262,000.00	0.43%	3	5.1660	1.952126

Mississippi	1	9,803,922.99	1.85%	4	4.1935	2.190000

Missouri	1	2,999,478.15	0.57%	3	5.1610	1.720000

Nevada	1	14,519,585.28	2.74%	3	4.2085	2.220000

New York	3	27,047,299.79	5.10%	3	4.5328	1.187284

Ohio	5	35,381,420.72	6.67%	3	4.1981	1.549534

Oregon	2	15,901,864.24	3.00%	3	4.2438	1.929880

South Dakota	1	3,319,829.43	0.63%	3	4.4500	1.730000

Texas	3	25,069,933.03	4.72%	4	4.3348	2.421197

Totals	92	530,777,532.36	100.00%	3	4.3964	1.517150

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	132,246,047.87	24.92%	3	4.4074	NAP	Defeased	14	132,246,047.87	24.92%	3	4.4074	NAP
	4.4999% or less	25	286,523,273.31	53.98%	3	4.2440	1.396065	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	55,405,833.30	10.44%	3	4.6142	2.403467	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	9	56,602,377.88	10.66%	3	4.9294	1.267333	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	530,777,532.36	100.00%	3	4.3964	1.517150	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	40	398,531,484.49	75.08%	3	4.3928	1.517836
								Totals	54	530,777,532.36	100.00%	3	4.3964	1.517150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	132,246,047.87	24.92%	3	4.4074	NAP	Defeased	14	132,246,047.87	24.92%	3	4.4074	NAP
	60 months or less	40	398,531,484.49	75.08%	3	4.3928	1.517836	Interest Only	7	32,598,500.00	6.14%	3	4.4534	2.017688
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	33	365,932,984.49	68.94%	3	4.3874	1.473307
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	530,777,532.36	100.00%	3	4.3964	1.517150	Totals	54	530,777,532.36	100.00%	3	4.3964	1.517150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	132,246,047.87	24.92%	3	4.4074	NAP			No outstanding loans in this group
Underwriter's Information		1	1,968,871.73	0.37%	3	4.7100	1.520000
	12 months or less	31	331,129,975.41	62.39%	3	4.3986	1.556026
	13 months to 24 months	8	65,432,637.35	12.33%	3	4.3541	1.324506
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	530,777,532.36	100.00%	3	4.3964	1.517150
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A2	30309164	OF	West Hollywood	CA	Actual/360	3.985%	274,522.22	80,000,000.00	0.00	N/A	01/06/25	--	80,000,000.00	0.00	01/06/25
01A3	30309165				Actual/360	3.985%	137,261.11	40,000,000.00	0.00	N/A	01/06/25	--	40,000,000.00	0.00	01/06/25
3	30309161	MF	Various	Various	Actual/360	4.430%	321,965.52	84,400,778.24	0.00	N/A	04/06/25	--	84,400,778.24	0.00	01/06/25
6	30309174	OF	Van Nuys	CA	Actual/360	4.325%	159,419.11	82,298.72	0.00	N/A	04/06/25	--	42,805,056.69	42,722,757.97	01/06/25
8	30309208	LO	San Diego	CA	Actual/360	4.672%	121,258.54	68,470.99	0.00	N/A	04/06/25	--	30,138,554.92	30,070,083.93	01/06/25
9	30309171	RT	Lake Arrowhead	CA	Actual/360	4.950%	116,303.06	59,841.04	0.00	N/A	03/06/25	--	27,285,175.23	27,225,334.19	01/06/25
10	30295203	OF	Portland	ME	Actual/360	4.269%	98,036.42	26,668,716.04	0.00	N/A	04/06/25	--	26,668,716.04	0.00	01/06/25
11	30309215	MF	Los Angeles	CA	Actual/360	4.660%	117,386.34	0.00	0.00	N/A	05/06/25	--	29,250,000.00	29,250,000.00	01/06/25
12	30309162	SS	Various	Various	Actual/360	4.220%	83,645.03	45,028.58	0.00	N/A	04/06/25	--	23,018,049.21	22,973,020.63	01/06/25
13	30309211	MU	Fort Worth	TX	Actual/360	4.240%	77,040.53	50,711.68	0.00	N/A	05/06/25	--	21,100,570.90	21,049,859.22	01/06/25
14	30295373	MF	Novi	MI	Actual/360	3.940%	68,132.40	50,358.28	0.00	N/A	05/06/25	--	20,081,599.51	20,031,241.23	01/06/25
15	30309148	OF	Wilmington	DE	Actual/360	4.210%	74,890.42	20,657,842.36	0.00	N/A	01/01/25	--	20,657,842.36	0.00	01/01/25
16	30309176	MF	Various	Various	Actual/360	4.223%	77,758.14	44,839.30	0.00	N/A	04/06/25	--	21,380,317.64	21,335,478.34	01/06/25
17	30295280	MF	Washington	DC	Actual/360	4.417%	75,249.23	32,624.02	0.00	N/A	04/06/25	--	19,786,302.54	19,753,678.52	01/06/25
18	30309183	RT	Cuyahoga Falls	OH	Actual/360	4.200%	61,554.73	41,138.88	0.00	N/A	05/06/25	--	17,019,739.70	16,978,600.82	01/06/25
21	30309188	Various Champaign		IL	Actual/360	4.350%	0.00	0.00	0.00	N/A	03/06/25	--	16,677,650.32	16,677,650.32	05/06/22
22	30309216	OF	San Francisco	CA	Actual/360	4.130%	61,464.68	34,311.02	0.00	N/A	04/06/25	--	17,282,891.85	17,248,580.83	01/06/25
23	30309202	OF	New York	NY	Actual/360	4.450%	68,975.00	0.00	0.00	N/A	04/06/25	--	18,000,000.00	18,000,000.00	01/06/25
24	30309175	RT	Las Vegas	NV	Actual/360	4.208%	52,746.94	35,365.47	0.00	N/A	04/06/25	--	14,554,950.75	14,519,585.28	01/06/25
25	30309177	IN	Las Vegas	NV	Actual/360	3.900%	48,445.56	14,425,477.88	0.00	N/A	04/06/25	--	14,425,477.88	0.00	01/06/25
26	30309201	MF	West Des Moines	IA	Actual/360	4.841%	57,603.70	34,646.69	0.00	N/A	04/06/25	--	13,816,921.24	13,782,274.55	01/06/25
27	30309182	MF	Topeka	KS	Actual/360	4.330%	50,850.95	32,355.21	0.00	N/A	05/06/25	--	13,638,041.32	13,605,686.11	01/06/25
29	30309146	MH	West Palm Beach	FL	Actual/360	3.930%	47,284.46	13,972,260.33	0.00	N/A	03/01/25	--	13,972,260.33	0.00	01/01/25
30	30309154	MH	Belleville	MI	Actual/360	4.170%	41,989.85	11,693,623.48	0.00	N/A	03/01/25	--	11,693,623.48	0.00	01/01/25
31	30295233	MF	Gresham	OR	Actual/360	4.370%	39,509.41	22,864.39	0.00	N/A	04/06/25	--	10,499,290.10	10,476,425.71	01/06/25
32	30309191	OF	Pomona	CA	Actual/360	4.100%	32,708.56	22,859.25	0.00	N/A	04/06/25	--	9,264,421.63	9,241,562.38	01/06/25
34	30309214	MF	Starkville	MS	Actual/360	4.194%	35,467.34	17,916.35	0.00	N/A	05/06/25	--	9,821,839.34	9,803,922.99	01/06/25
35	30309145	MU	Royal Oak	MI	Actual/360	4.250%	32,384.85	21,236.60	0.00	N/A	05/06/25	--	8,848,991.71	8,827,755.11	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
36	30309217	OF	San Diego	CA	Actual/360	4.300%	25,332.17	25,037.93	0.00	N/A	04/06/25	--	6,841,397.56	6,816,359.63	01/06/25
37	30309184	OF	Brookhaven	GA	Actual/360	4.350%	30,012.17	15,537.61	0.00	N/A	02/06/25	--	8,012,148.81	7,996,611.20	12/06/24
38	30295167	IN	St Louis	MO	Actual/360	4.700%	30,438.68	17,016.68	0.00	N/A	04/06/25	--	7,520,880.80	7,503,864.12	01/06/25
39	30309167	RT	Hillcrest Heights	MD	Actual/360	4.510%	29,977.84	15,677.33	0.00	N/A	02/06/25	--	7,719,063.79	7,703,386.46	01/06/25
40	30295168	OF	Utica	MI	Actual/360	4.553%	25,653.73	15,131.03	0.00	N/A	04/06/25	--	6,543,971.02	6,528,839.99	01/06/25
42	30309209	RT	Denver	CO	Actual/360	4.200%	26,041.46	12,346.39	0.00	N/A	04/06/25	--	7,200,403.56	7,188,057.17	01/06/25
43	30309185	OF	Atlanta	GA	Actual/360	4.350%	25,748.15	13,330.08	0.00	N/A	02/06/25	--	6,873,810.41	6,860,480.33	02/06/24
44	30309172	MU	San Diego	CA	Actual/360	4.434%	29,778.34	0.00	0.00	N/A	04/06/25	--	7,800,000.00	7,800,000.00	01/06/25
46	30309158	LO	Brentwood	TN	Actual/360	4.200%	19,827.63	20,593.04	0.00	N/A	02/06/25	--	5,482,294.55	5,461,701.51	01/06/25
47	30309203	LO	Poughkeepsie	NY	Actual/360	4.900%	0.00	0.00	0.00	N/A	04/06/25	--	6,313,217.18	6,313,217.18	12/06/20
50	30309168	IN	Manassas	VA	Actual/360	4.110%	21,549.82	6,088,952.57	0.00	N/A	03/06/25	--	6,088,952.57	0.00	01/07/25
51	30309156	MH	Damascus	OR	Actual/360	4.000%	18,734.50	13,610.39	0.00	N/A	04/01/25	--	5,439,048.92	5,425,438.53	01/01/25
52	30309169	LO	Titusville	FL	Actual/360	4.520%	20,625.92	12,385.91	0.00	N/A	03/06/25	--	5,299,266.41	5,286,880.50	01/06/25
55	30309210	RT	Limerick Township	PA	Actual/360	4.333%	18,922.44	10,389.41	0.00	N/A	05/06/25	--	5,071,417.43	5,061,028.02	01/06/25
56	30295155	SS	Rockledge	FL	Actual/360	4.664%	18,630.03	9,776.16	0.00	N/A	04/06/25	--	4,638,694.47	4,628,918.31	01/06/25
57	30309159	MF	Cincinnati	OH	Actual/360	4.200%	15,750.01	10,656.92	0.00	N/A	03/06/25	--	4,354,840.96	4,344,184.04	01/06/25
59	30309179	RT	Thousand Oaks	CA	Actual/360	4.150%	15,035.12	10,242.25	0.00	N/A	05/06/25	--	4,207,262.61	4,197,020.36	01/06/25
60	30309160	RT	McDonough	GA	Actual/360	4.480%	16,919.28	9,164.40	0.00	N/A	04/06/25	--	4,385,758.88	4,376,594.48	01/06/25
61	30295228	SS	Naples	FL	Actual/360	4.530%	16,058.33	8,856.67	0.00	N/A	04/06/25	--	4,116,642.06	4,107,785.39	01/06/25
62	30309181	MF	Las Vegas	NV	Actual/360	4.105%	12,936.00	8,966.03	0.00	N/A	05/06/25	--	3,659,548.87	3,650,582.84	01/06/25
63	30309192	LO	Sioux Falls	SD	Actual/360	4.450%	12,767.41	12,006.91	0.00	N/A	04/06/25	--	3,331,836.34	3,319,829.43	01/06/25
64	30309178	LO	Marshall	TX	Actual/360	4.750%	13,272.20	11,242.85	0.00	N/A	05/06/25	--	3,244,816.66	3,233,573.81	01/06/25
65	30295184	OF	Chicago	IL	Actual/360	4.553%	15,113.27	6,602.67	0.00	N/A	04/06/25	--	3,854,373.36	3,847,770.69	01/06/25
66	30309190	RT	Gallipolis	OH	Actual/360	4.080%	12,283.73	6,997.83	0.00	N/A	04/06/25	--	3,496,318.37	3,489,320.54	01/06/25
67	30309198	LO	Blue Springs	MO	Actual/360	5.161%	13,373.78	9,792.55	0.00	N/A	04/06/25	--	3,009,270.70	2,999,478.15	04/06/24
68	30309213	MF	Clinton	MS	Actual/360	4.173%	12,570.14	6,402.26	0.00	N/A	05/06/25	--	3,497,684.03	3,491,281.77	01/06/25
70	30309173	MF	Norwalk	CT	Actual/360	3.932%	12,695.47	0.00	0.00	N/A	04/06/25	--	3,750,000.00	3,750,000.00	01/06/25
71	30295116	IN	Syracuse	NY	Actual/360	4.230%	9,995.74	10,115.28	0.00	N/A	04/06/25	--	2,744,197.89	2,734,082.61	01/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
72	30294958	LO	Conway	SC	Actual/360	4.650%	10,761.66	2,687,616.06	0.00	N/A	03/06/25	--	2,687,616.06	0.00	01/06/25
73	30309157	MH	Colton	CA	Actual/360	4.140%	10,164.05	6,950.59	0.00	N/A	05/01/25	--	2,851,066.59	2,844,116.00	01/01/25
77	30309155	MH	Monument	CO	Actual/360	4.710%	8,003.50	4,458.24	0.00	N/A	04/01/25	--	1,973,329.97	1,968,871.73	11/01/24
79	30309180	RT	Plano	TX	Actual/360	4.166%	4,415.33	4,531.85	0.00	N/A	05/06/25	--	1,230,791.29	1,226,259.44	01/06/25
80	30309200	RT	Paynesville	MN	Actual/360	5.166%	3,585.49	0.00	0.00	03/06/25	03/06/35	--	806,000.00	806,000.00	01/06/25
81	30309205	RT	Yorktown	TX	Actual/360	5.166%	3,498.75	0.00	0.00	04/06/25	04/06/35	--	786,500.00	786,500.00	01/06/25
82	30309206	RT	St Francis	MN	Actual/360	5.166%	3,267.42	0.00	0.00	04/06/25	04/06/35	--	734,500.00	734,500.00	01/06/25
83	30309207	RT	Battle Lake	MN	Actual/360	5.166%	3,209.59	0.00	0.00	04/06/25	04/06/35	--	721,500.00	721,500.00	01/06/25
Totals							3,000,803.25	301,599,952.69	0.00				832,377,485.05	530,777,532.36
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A2	23,112,257.41	22,605,861.18	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
01A3	23,112,257.41	22,605,861.18	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	2,069,941.21	1,792,364.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,578,914.05	6,754,687.05	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,355,342.38	2,755,391.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	10,245,595.11	11,835,649.12	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	867,364.48	1,431,301.34	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,093,775.90	3,664,127.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,355,963.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,959,198.70	1,978,035.71	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	690,564.63	0.00	--	--	05/06/24	3,949,624.41	102,013.31	(149.36)	2,982,153.90	0.00	0.00
22	2,334,160.00	1,756,957.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,165,591.56	1,239,563.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,320,706.98	2,475,139.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,828,309.23	1,790,571.89	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,617,283.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	519,594.63	126,395.71	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,414,287.25	2,021,245.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,132,356.28	1,815,559.96	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,025,870.33	1,166,524.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	428,634.13	643,931.94	01/01/24	06/30/24	--	0.00	0.00	45,515.28	45,515.28	2,229.50	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	1,068,273.32	1,046,190.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	477,248.71	442,353.36	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	856,399.00	67,952.00	01/01/24	09/30/24	10/07/24	2,351,145.68	53,927.49	30,219.79	375,610.08	0.00	0.00
44	967,972.67	1,045,980.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	174,626.03	95,564.00	01/01/24	09/30/24	09/06/24	1,903,691.74	46,589.03	(273.99)	1,407,134.57	947,443.21	0.00
50	853,834.80	950,821.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	586,697.60	646,130.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,761,405.77	1,884,711.21	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	536,188.84	114,271.70	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	355,554.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	598,319.60	614,120.86	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	755,094.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	380,977.59	492,363.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	538,431.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	565,553.27	0.00	--	--	12/06/24	0.00	6,638.14	23,139.38	201,742.38	37,671.06	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	375,319.37	385,429.87	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	630,405.93	568,866.38	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	271,646.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	12,444.07	24,906.74	826.50	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	89,013.72	89,013.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
81	78,483.14	78,192.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
82	79,303.56	79,303.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
83	69,317.60	66,574.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	98,298,035.87	97,127,008.91				8,204,461.83	209,167.97	110,895.17	5,037,062.95	988,170.27	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	30309161	84,400,778.24	Payoff Prior to Maturity	0.00	0.00
10	30295203	26,668,716.04	Payoff Prior to Maturity	0.00	0.00
25	30309177	14,425,477.88	Payoff Prior to Maturity	0.00	0.00
29	30309146	13,972,260.33	Payoff Prior to Maturity	0.00	0.00
30	30309154	11,693,623.48	Payoff Prior to Maturity	0.00	0.00
50	30309168	6,088,952.57	Payoff Prior to Maturity	0.00	0.00
72	30294958	2,687,616.06	Payoff Prior to Maturity	0.00	0.00
Totals		159,937,424.60		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/10/25	1	1,968,871.73	0	0.00	4	32,850,825.98	1	5,461,701.51	2	22,990,867.50	0	0.00	0	0.00	7	159,937,424.60	4.396430%	4.372040%	3
12/12/24	0	0.00	0	0.00	4	32,873,948.61	1	5,482,294.55	2	22,990,867.50	0	0.00	0	0.00	2	36,654,254.59	4.310888%	4.290353%	3
11/13/24	1	8,028,594.93	0	0.00	4	32,937,202.94	1	5,503,453.13	2	23,029,832.13	0	0.00	0	0.00	2	6,563,214.10	4.353052%	4.331706%	4
10/11/24	0	0.00	0	0.00	4	32,996,941.63	1	5,523,895.71	2	23,066,638.96	0	0.00	0	0.00	1	1,637,129.97	4.353103%	4.331835%	5
09/12/24	0	0.00	0	0.00	4	33,059,738.38	1	5,544,909.20	2	23,105,329.91	0	0.00	0	0.00	1	90,000,000.00	4.353713%	4.332463%	6
08/12/24	0	0.00	0	0.00	4	33,119,006.07	1	5,565,202.39	2	23,141,855.00	0	0.00	0	0.00	1	6,011,835.30	4.286030%	4.265767%	7
07/12/24	0	0.00	1	3,058,440.67	3	30,119,605.25	1	5,585,422.45	2	23,178,243.78	0	0.00	0	0.00	1	6,587,511.19	4.288386%	4.268180%	8
06/12/24	0	0.00	1	3,068,410.28	3	30,171,758.63	1	5,606,221.35	2	23,216,531.63	0	0.00	0	0.00	0	0.00	4.290273%	4.270128%	9
05/10/24	0	0.00	1	6,968,203.50	2	23,252,641.73	2	5,626,293.59	2	23,252,641.73	0	0.00	0	0.00	1	0.00	4.290431%	4.270284%	10
04/12/24	1	6,981,972.08	0	0.00	2	23,290,660.86	2	23,092,356.58	2	23,290,660.86	0	0.00	0	0.00	0	0.00	4.306955%	4.286630%	10
03/12/24	0	0.00	0	0.00	2	23,326,494.32	2	23,112,282.05	2	23,326,494.32	0	0.00	0	0.00	0	0.00	4.307084%	4.286756%	11
02/12/24	0	0.00	0	0.00	2	23,366,299.84	2	23,133,458.15	1	6,313,217.18	0	0.00	0	0.00	0	0.00	4.307232%	4.286901%	12
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	30309188	05/06/22	31	6	(149.36)	2,982,153.90	7,379.00	17,792,730.10	04/23/21	7			02/27/24
37	30309184	12/06/24	0	A	45,515.28	45,515.28	2,229.50	8,012,148.81	09/16/24	98
43	30309185	02/06/24	10	6	30,219.79	375,610.08	26,842.78	7,009,365.02	10/18/23	98
47	30309203	12/06/20	48	6	(273.99)	1,407,134.57	1,427,973.95	6,771,712.71	12/14/20	7			12/07/22
67	30309198	04/06/24	8	6	23,139.38	201,742.38	92,493.45	3,087,784.12	06/07/24	98
77	30309155	11/01/24	1	1	12,444.07	24,906.74	826.50	1,978,027.95
Totals					110,895.17	5,037,062.95	1,557,745.18	44,651,768.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		527,729,032	487,447,633	11,828,830		28,452,569
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		3,048,500	3,048,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-25	530,777,532	495,957,835	1,968,872	0	9,859,958	22,990,868
Dec-24	832,377,485	799,503,536	0	0	9,883,081	22,990,868
Nov-24	885,262,102	844,296,304	8,028,595	0	9,907,371	23,029,832
Oct-24	893,341,473	860,344,531	0	0	9,930,303	23,066,639
Sep-24	896,590,658	863,530,919	0	0	9,954,408	23,105,330
Aug-24	988,114,453	954,995,447	0	0	9,977,151	23,141,855
Jul-24	995,644,344	962,466,298	0	3,058,441	6,941,361	23,178,244
Jun-24	1,003,847,497	970,607,329	0	3,068,410	6,955,227	23,216,532
May-24	1,005,384,473	975,163,628	0	6,968,204	0	23,252,642
Apr-24	1,024,449,756	976,731,716	6,981,972	0	0	40,736,068
Mar-24	1,025,974,830	985,202,929	0	0	0	40,771,901
Feb-24	1,027,672,327	986,860,621	0	0	17,053,083	23,758,624
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	30309188	16,677,650.32	17,792,730.10	16,400,000.00	04/04/24	401,427.63	0.34000	12/31/23	03/06/25	243
37	30309184	7,996,611.20	8,012,148.81	13,800,000.00	11/24/14	473,499.94	0.87000	06/30/24	02/06/25	243
43	30309185	6,860,480.33	7,009,365.02	5,000,000.00	05/23/24	67,952.00	0.17000	09/30/24	02/06/25	243
47	30309203	6,313,217.18	6,771,712.71	8,900,000.00	06/18/24	(31,400.00)	(0.07000)	09/30/24	04/06/25	242
67	30309198	2,999,478.15	3,087,784.12	4,000,000.00	10/15/24	477,647.99	1.72000	12/31/23	04/06/25	182
Totals		40,847,437.18	42,673,740.76	48,100,000.00		1,389,127.56

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	30309188	Various	IL	04/23/21	7

1/6/2025 - 01.01.2025: The loan transferred to Special Servicing on 4/23/21 due to monetary default and a receiver appointed on 6/25/21. Fee-simple title transferred to the Trust via consented foreclosure on 2/27/2024. The portfolio consists of two retail strip centers totaling 38,517 sf and eight one-story office buildings totaling 161,674 sf, located in Champaign, IL. As of January 2025, the retail portfolio was 57.3% occupied and the office portfolio was 43.6% occupied. Special Servicer

	has appr oved an un-solicited offer to purchase 2302 Fox Drive from an end-user. Special Servicer has approved another un-solicited offer for 1802 Fox, 1806 Fox and 201 Knollwood.

37	30309184	OF	GA	09/16/24	98

1/6/2025 - 01.01.25: This loan transferred to Special Servicing on 9/18/2024, given potential imminent default due to insufficient cash flow to cover debt service and all operating expenses, impending maturity and an indication from Borrower that

t hey were looking to liquidate the asset. Borrower has funded shortfalls from cash sources unrelated to the property. The underlying loan has a UPB of $8.06m and a maturity date of 2/6/2025. The collateral securing the loan is a 5-story, 100,000 square foo t office building located in Atlanta, GA. Based on recent inspection the property is reported as being in good condition without material deferred maintenance. Upon transfer to Special Servicing, the borrower presented Special

Servicer with an LOI receive d from a prospective purchaser coupled with a plan for repayment of the loan. Borrower reports that this LOI has resulted in a signed Purchase & Sale Agreement that will facilitate repayment of the loan, with an

	intended closing in Q1 2025.

43	30309185	OF	GA	10/18/23	98
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

47	30309203	LO	NY	12/14/20	7
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

67	30309198	LO	MO	06/07/24	98
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30309202	18,000,000.00	4.45000%	18,000,000.00 4.45000%		8	07/03/20	05/06/20	07/06/20
46	30309158	0.00	4.20000%	0.00	4.20000%	8	11/16/20	12/23/20	07/30/21
64	30309178	3,801,186.72	4.75000%	3,801,186.72 4.75000%		8	06/15/20	06/05/20	06/22/20
67	30309198	3,407,288.58	5.16100%	3,407,288.58 5.16100%		8	12/15/20	12/15/20	02/07/21
Totals		25,208,475.30		25,208,475.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
19	30309166	05/10/24	17,445,406.64	8,500,000.00	11,300,000.00	12,598,843.13	11,127,625.00	(1,471,218.13)	18,916,624.77	0.00	0.00	18,916,624.77	90.07%
20	30309170	09/12/23	17,328,776.88	16,000,000.00	14,543,104.72	4,862,397.43	14,543,104.72	9,680,707.29	7,648,069.59	0.00	915,056.25	6,733,013.34	33.33%
49	30309199	03/12/20	7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
54	30294760	09/12/22	4,489,232.18	3,400,000.00	3,175,866.20	1,563,554.89	3,120,622.62	1,557,067.73	2,932,164.45	0.00	185,603.15	2,746,561.30	45.77%
75	30295208	10/13/21	2,987,247.88	5,810,000.00	3,558,732.93	569,326.84	3,556,574.72	2,987,247.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			49,250,663.58	43,310,000.00	32,755,526.17	19,594,122.29	32,347,927.06	12,753,804.77	29,496,858.81	0.00	1,100,659.40	28,396,199.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	30309166	05/10/24	0.00	0.00	18,916,624.77	0.00	0.00	17,445,406.64	0.00	(5,519,527.35)	11,925,879.29
20	30309170	10/11/24	0.00	0.00	6,733,013.34	0.00	0.00	16,317.50	0.00	0.00	6,733,013.34
		02/12/24	0.00	0.00	6,716,695.84	0.00	0.00	(931,373.75)	0.00	0.00
		09/12/23	0.00	0.00	7,648,069.59	0.00	0.00	7,648,069.59	0.00	0.00
49	30309199	03/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	30294760	04/12/23	0.00	0.00	2,746,561.30	0.00	0.00	1,154.73	0.00	0.00	2,746,177.15
		03/10/23	0.00	0.00	2,745,406.57	0.00	0.00	(30,708.94)	0.00	0.00
		01/12/23	0.00	0.00	2,775,731.36	0.00	0.00	(156,433.09)	0.00	0.00
		09/12/22	0.00	0.00	2,932,164.45	0.00	0.00	2,932,164.45	0.00	0.00
75	30295208	10/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	28,396,199.41	0.00	0.00	26,924,597.13	0.00	(5,519,527.35)	21,405,069.78

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	1,897.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(398.13)	0.00	0.00	0.00
21	0.00	0.00	3,590.33	0.00	0.00	0.00	0.00	62,471.70	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1.59)	0.00	0.00	0.00
37	0.00	0.00	1,724.84	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	1,479.78	0.00	0.00	8,796.88	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	404.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,359.10	0.00	0.00	0.00	0.00	26,638.27	0.00	0.00	0.00	0.00
67	0.00	0.00	647.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(46.41)	0.00	0.00	0.00
Total	0.00	0.00	8,801.88	0.00	2,301.51	8,796.88	0.00	89,109.97	(446.13)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		108,564.11

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30